UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2020

Date of reporting period:   May 31, 2019

 Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.02%
Auto Components - 2.33%
Gentex Corp.	71,000	$1,516,560
Beverages - 4.78%
Brown-Forman Corp. - Class B	29,500	1,474,410
Monster Beverage Corp. (a)	26,500	1,639,290
		3,113,700
Capital Markets - 8.23%
Eaton Vance Corp.	37,500	1,433,250
FactSet Research Systems, Inc.	9,000	2,503,800
SEI Investments Co.	28,300	1,422,075
		5,359,125
Chemicals - 2.60%
International Flavors & Fragrances, Inc.	12,500	1,692,750

Commercial Services & Supplies - 8.73%
Copart, Inc. (a)	52,000	3,716,960
Rollins, Inc.	52,500	1,972,425
		5,689,385
Containers & Packaging - 1.30%
AptarGroup, Inc.	7,500	849,525
Distributors - 1.94%
LKQ Corp. (a)	49,200	1,261,980
Electrical Equipment - 2.28%
Acuity Brands, Inc.	12,000	1,484,040
Electronic Equipment, Instruments & Components - 4.46%
Amphenol Corp. - Class A	19,000	1,653,000
IPG Photonics Corp. (a)	10,000	1,251,700
		2,904,700
Energy Equipment & Services - 0.96%
TechnipFMC PLC (b)	30,000	624,000
Food Products - 5.83%
McCormick & Co., Inc.	6,000	936,240
The Hershey Co.	21,700	2,863,532
		3,799,772
Gas Utilities - 4.26%
ONEOK, Inc.	43,600	2,773,832
Health Care Equipment & Supplies - 13.29%
Edwards Lifesciences Corp. (a)	13,000	2,219,100
IDEXX Laboratories, Inc. (a)	13,600	3,396,872
ResMed, Inc.	20,000	2,282,400
Varian Medical Systems, Inc. (a)	6,000	757,560
		8,655,932
Household Products - 2.74%
Church & Dwight Co., Inc.	24,000	1,785,840
IT Services - 5.25%
FleetCor Technologies, Inc. (a)	3,300	852,093
Jack Henry & Associates, Inc.	19,600	2,571,912
		3,424,005
Multiline Retail - 3.86%
Dollar General Corp.	14,000	1,781,920
Dollar Tree, Inc. (a)	7,200	731,448
		2,513,368
Oil, Gas & Consumable Fuels - 5.80%
Cabot Oil & Gas Corp.	33,000	825,660
Diamondback Energy, Inc.	14,100	1,382,646
Parsley Energy, Inc. - Class A (a)	88,000	1,569,040
		3,777,346

Road & Rail - 1.84%
JB Hunt Transport Services, Inc.	14,100	1,200,474
Semiconductors & Semiconductor Equipment - 3.77%
Analog Devices, Inc.	9,000	869,580
Microchip Technology, Inc.	19,800	1,584,594
		2,454,174
Software - 2.62%
Tyler Technologies, Inc. (a)	8,000	1,706,800
Specialty Retail - 7.27%
The Sherwin-Williams Co.	6,600	2,768,370
Tractor Supply Co.	19,500	1,965,210
		4,733,580
Trading Companies & Distributors - 3.88%
Fastenal Co.	64,800	1,982,232
MSC Industrial Direct Co., Inc.	7,750	547,615
		2,529,847
TOTAL COMMON STOCKS (Cost $37,672,910)		$63,850,735

MONEY MARKET FUNDS - 1.85%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.273% (c)	1,204,710	1,204,710
TOTAL MONEY MARKET FUNDS (Cost $1,204,710)		1,204,710

Total Investments (Cost $38,877,620) - 99.87%		65,055,445
Other Assets in Excess of Liabiliies - 0.13%		83,551
TOTAL NET ASSETS - 100.00%		$65,138,996

(a) Non-income producing security.
(b) Foreign issued security.
(c) Seven day yield as of May 31, 2019.

Abbreviations:
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.14%
Aerospace & Defense - 4.48%
Raytheon Co.	27,500	$4,798,750
United Technologies Corp.	44,000	5,557,200
		10,355,950
Air Freight & Logistics - 2.75%
CH Robinson Worldwide, Inc.	80,000	6,370,400
Banks - 3.99%
Wells Fargo & Co.	208,000	9,228,960
Beverages - 3.60%
PepsiCo, Inc.	65,000	8,320,000
Capital Markets - 3.62%
BlackRock, Inc.	8,000	3,324,480
T. Price Rowe Group, Inc.	50,000	5,057,000
		8,381,480
Chemicals - 4.73%
Ecolab, Inc.	29,000	5,338,610
Linde PLC (a)	31,000	5,597,050
		10,935,660
Construction Materials - 3.19%
Martin Marietta Materials, Inc.	35,000	7,367,500
Distributors - 1.60%
NIKE, Inc. - Class B	48,000	3,702,720
Diversified Telecommunication Services - 3.73%
Verizon Communications Inc.	159,000	8,641,650
Electric Utilities - 5.30%
Evergy, Inc.	85,000	4,941,900
NextEra Energy, Inc.	37,000	7,333,770
		12,275,670
Energy Equipment & Services - 2.91%
Schlumberger Ltd. (a)	194,000	6,729,860
Food & Staples Retailing - 5.92%
CVS Health Corp.	132,000	6,912,840
Walmart, Inc.	67,000	6,796,480
		13,709,320
Food Products - 1.48%
McCormick & Co., Inc.	22,000	3,432,880
Health Care Technology - 2.42%
Cerner Corp.	80,000	5,597,600
Hotels, Restaurants & Leisure - 2.73%
Starbucks Corp.	83,000	6,312,980
Household Products - 2.15%
Colgate-Palmolive Co.	71,500	4,977,830
Insurance - 2.21%
Chubb Ltd. (a)	35,000	5,112,450

Internet Software & Services - 6.15%
Alphabet, Inc. - Class A (b)	7,400	8,188,100
Facebook, Inc. - Class A (b)	34,000	6,033,980
		14,222,080
IT Services - 4.75%
Cognizant Technology Solutions Corp. - Class A	88,000	5,449,840
Mastercard, Inc. - Class A	22,000	5,532,780
		10,982,620
Life Sciences Tools & Services - 2.42%
Thermo Fisher Scientific Inc.	21,000	5,606,580
Multi-Utilities - 3.12%
Sempra Energy	55,000	7,229,750
Oil, Gas & Consumable Fuels - 5.71%
Chevron Corp.	75,000	8,538,750
Exxon Mobil Corp.	66,000	4,670,820
		13,209,570
Pharmaceuticals - 2.15%
Johnson & Johnson	38,000	4,983,700
Road & Rail - 2.41%
Union Pacific Corp.	33,500	5,587,130
Software - 3.21%
Microsoft Corp.	60,000	7,420,800
Specialty Retail - 8.33%
O'Reilly Automotive, Inc. (b)	20,000	7,427,400
The Home Depot, Inc.	37,000	7,024,450
The Sherwin-Williams Co.	11,500	4,823,675
		19,275,525
Water Utilities - 2.08%
Aqua America Inc.	121,500	4,804,110
TOTAL COMMON STOCKS (Cost $168,369,770)		$224,774,775

EXCHANGE TRADED FUNDS - 2.02%
Technology Select Sector SPDR Fund		4,672,850
TOTAL EXCHANGE TRADED FUNDS (Cost $4,613,648)		4,672,850

MONEY MARKET FUNDS - 0.69%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.273% (c)	1,605,222	1,605,222
TOTAL MONEY MARKET FUNDS (Cost $1,605,222)		1,605,222

Total Investments (Cost $174,588,640) - 99.85%		231,052,847
Other Assets in Excess of Liabiliies - 0.15%		357,156
TOTAL NET ASSETS - 100.00%		$231,410,003

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of May 31, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Funds (the “Funds”) are comprised of the Bright Rock Mid Cap
Growth Fund and the Bright Rock Quality Large Cap Fund, each representing a distinct series with its own investment objective and policies within the Trust. The investment objective of both Funds is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund has two share classes: Institutional Class and Investor Class shares.
Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Companies”.
The Institutional Class shares of each Fund commenced operations on May 26, 2010. The Investor Class shares of each Fund commenced operations on January 17, 2012. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Bright Rock Capital Management, LLC (the “Adviser”) the Fund’s investment adviser.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, "Fair Value Measurement" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2019:

Bright Rock Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$63,850,735	$-	$-	$63,850,735
Total Equity	63,850,735	-	-	63,850,735
Short-Term Investments	1,204,710	-	-	1,204,710
Total Investments in Securities	$65,055,445	$-	$-	$65,055,445

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$224,774,775	$-	$-	$224,774,775
Exchange Traded Funds	4,672,850	-	-	4,672,850
Total Equity	229,447,625	-	-	229,447,625
Short-Term Investments	1,605,222	-	-	1,605,222
Total Investments in Securities	$231,052,847	$-	$-	$231,052,847

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Funds did not hold financial derivative instruments during the period presented.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date        7/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
 John Buckel, President

Date     7/26/2019

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date      7/26/2019

* Print the name and title of each signing officer under his or her signature.